RELATED PARTIES	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 11:-	RELATED PARTIES
There were no material related party transactions in each of the six months ended June 30, 2024 (unaudited) and 2023 (unaudited).